Loss per Share - Equity holders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2022
Loss per Share
Net income / (loss)	$ (1)	$ 1,062
Less dividends on series C preferred stock		(471)
Less dividends on Class A warrants		(868)
Net loss attributable to common stockholders	$ (1)	$ (277)
Weighted average number of common stocks, basic	500	25,691,205
Effect of dilutive shares	0	0
Weighted average number of common stock, diluted	500	25,691,205
Loss per share, basic	$ (2)	$ (0.01)
Loss per share, diluted	$ (2)	$ (0.01)